Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 147,733,740
Total Fee Amount	20,402.03
Total Offset Amount	0
Net Fee	$ 20,402.03
Offset Table N/A	N/A